Net Loss Per Share Attributable to Common Stockholders (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Aug. 18, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares issued	0		0
Convertible notes outstanding		$ 5,600	$ 5,600
Capital stock in excess		$ 10,000	$ 10,000
Issued upon conversion of common stock	790,459	790,459	801,145
Nonvoting Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares issued	28,230,842		28,230,842		28,230,842	0
Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares issued			381,658
Series A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock liquidation value	$ 35,000		$ 35,000	$ 35,000	$ 35,000
Series A Preferred Stock [Member] | Maximum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, redemption amount					1,461
Series A Preferred Stock [Member] | Minimum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, redemption amount					$ 1,112